COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Rent expenses	$ 817	$ 714
Bank guarantees	$ 375
Herzliya [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,139
Monthly fee	$ 35
U.S. subsidiary, LCA Inc [Member]
Other Commitments [Line Items]
Area of office and warehousing premise | m²	1,320
Monthly fee	$ 34